Loans (Details Textual)	1 Months Ended				12 Months Ended								12 Months Ended				1 Months Ended		12 Months Ended			12 Months Ended						1 Months Ended		12 Months Ended	0 Months Ended				12 Months Ended							0 Months Ended		1 Months Ended				12 Months Ended			24 Months Ended		12 Months Ended		1 Months Ended						12 Months Ended
	Oct. 31, 2011 USD ($)	Oct. 31, 2011 CNY	Feb. 28, 2011 USD ($)	Feb. 28, 2011 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Loan Payable1 To Industrial and Commercial Bank Of China [Member]	Dec. 31, 2012 Loan Payable1 To Industrial and Commercial Bank Of China [Member]	Dec. 31, 2011 Loan Payable1 To Industrial and Commercial Bank Of China [Member]	Dec. 31, 2012 Loan Payable1 To China Minsheng Bank [Member]	Dec. 31, 2012 Loan Payable2 To China Minsheng Bank [Member]	Dec. 31, 2012 Loan Payable3 To China Minsheng Bank [Member]	Dec. 31, 2012 Loan Payable2 To Industrial and Commercial Bank Of China [Member]	Feb. 28, 2011 China Development Bank [Member] USD ($)	Feb. 28, 2011 China Development Bank [Member] CNY	Dec. 31, 2013 China Development Bank [Member] USD ($)	Dec. 31, 2013 China Development Bank [Member] CNY	Dec. 31, 2012 China Development Bank [Member] CNY	Dec. 31, 2013 China Development Bank [Member] February 24, 2012 [Member] CNY	Dec. 31, 2012 China Development Bank [Member] February 24, 2012 [Member] CNY	Dec. 31, 2013 China Development Bank [Member] February 24, 2013 [Member] CNY	Dec. 31, 2012 China Development Bank [Member] February 24, 2013 [Member] CNY	Dec. 31, 2013 China Development Bank [Member] February 24, 2014 [Member] CNY	Dec. 31, 2012 China Development Bank [Member] February 24, 2014 [Member] CNY	Oct. 31, 2011 China Minsheng Bank [Member] USD ($)	Oct. 31, 2011 China Minsheng Bank [Member] CNY	Dec. 31, 2013 China Minsheng Bank [Member] CNY	Dec. 20, 2011 Industrial and Commercial Bank Of China [Member] USD ($)	Dec. 20, 2011 Industrial and Commercial Bank Of China [Member] CNY	Dec. 23, 2010 Industrial and Commercial Bank Of China [Member] USD ($)	Dec. 23, 2010 Industrial and Commercial Bank Of China [Member] CNY	Dec. 31, 2013 Industrial and Commercial Bank Of China [Member] USD ($)	Dec. 31, 2013 Industrial and Commercial Bank Of China [Member] CNY	Dec. 31, 2012 Industrial and Commercial Bank Of China [Member] USD ($)	Dec. 31, 2012 Industrial and Commercial Bank Of China [Member] CNY	Dec. 31, 2011 Industrial and Commercial Bank Of China [Member] USD ($)	Dec. 31, 2011 Industrial and Commercial Bank Of China [Member] CNY	Oct. 31, 2012 Industrial and Commercial Bank Of China [Member] CNY	Dec. 06, 2011 Bank of China [Member] USD ($)	Dec. 06, 2011 Bank of China [Member] CNY	Jul. 31, 2013 Bank of China [Member] USD ($)	Jul. 31, 2013 Bank of China [Member] CNY	Nov. 30, 2012 Bank of China [Member] CNY	Oct. 31, 2012 Bank of China [Member] CNY	Dec. 31, 2013 Bank of China [Member] CNY	Dec. 31, 2012 Bank of China [Member] CNY	Dec. 31, 2011 Bank of China [Member] USD ($)	Nov. 14, 2012 Bank of China [Member] USD ($)	Nov. 14, 2012 Bank of China [Member] CNY	Dec. 31, 2013 Bank of China [Member] Agreement Year One [Member] USD ($)	Dec. 31, 2013 Bank of China [Member] April 25 2014 [Member] CNY	Nov. 30, 2013 Bank Of Beijing [Member] USD ($)	Nov. 30, 2013 Bank Of Beijing [Member] CNY	Aug. 31, 2013 Bank Of Beijing [Member] USD ($)	Aug. 31, 2013 Bank Of Beijing [Member] CNY	Apr. 30, 2013 Bank Of Beijing [Member] USD ($)	Apr. 30, 2013 Bank Of Beijing [Member] CNY	Dec. 31, 2013 Bank Of Beijing [Member] USD ($)	Dec. 31, 2013 Bank Of Beijing [Member] CNY	Dec. 31, 2013 China Merchants Bank [Member] USD ($)	Dec. 31, 2013 China Merchants Bank [Member] CNY
Interest Expense					$ 451,665		$ 311,480		$ 298,930																														$ 6,400,000	40,000,000
Long-term Line of Credit					6,400,000	39,000,000		23,000,000
Line of Credit Facility, Increase, Additional Borrowings	800,000	5,000,000	1,590,000	10,000,000		40,000,000	11,000,000	10,000,000									1,600,000	10,000,000										790,000	5,000,000	5,000,000					1,790,000	11,000,000	1,750,000	11,000,000						1,600,000	10,000,000						4,800,000	30,000,000			800,000	5,000,000	800,000	5,000,000	1,600,000	10,000,000	3,200,000	20,000,000	1,000,000	7,000,000
Line of Credit Facility, Frequency of Payment and Payment Terms																	3-year	3-year																																					one-year	one-year	one-year	one-year	one-year	one-year	one-year	one-year
Line of Credit Facility, Expiration Date	Mar. 29, 2012	Mar. 29, 2012					Feb. 24, 2014	Feb. 24, 2014		Dec. 08, 2011	Dec. 19, 2012		Sep. 14, 2012	Jul. 21, 2012	Aug. 23, 2013	Apr. 30, 2013			Feb. 14, 2014	Feb. 14, 2014								Mar. 29, 2012	Mar. 29, 2012								Apr. 30, 2013	Apr. 30, 2013
Repayments of Lines of Credit																						3,000,000		4,000,000		3,000,000																					10,000,000		5,000,000					5,000,000
Line of Credit Facility, Amount Outstanding																			700,000	4,000,000																												10,000,000
Line of Credit Facility, Maximum Borrowing Capacity																					10,000,000																											20,000,000														40,000,000
Line of Credit Facility, Decrease, Repayments																							10,000,000		7,000,000		4,000,000
Line of Credit Facility, Collateral Fees, Amount																																							4,800,000	30,000,000								10,000,000														10,000,000
Line Of Credit Facility Loans																															10,000,000	1,600,000										10,000,000	1,600,000			30,000,000		10,000,000		(309,011,135)	4,800,000	30,000,000	30,000,000									30,000,000
Line Of Credit Facility Renewal Life																														renewed for 6 months from March 2012 to September 14, 2012
Line Of Credit Facility Initiation Life																														1 year																		1 year													RMB loans carry an interest rate equal to 1.15 times the People's Bank of China's 1-year benchmark lending rate.	RMB loans carry an interest rate equal to 1.15 times the People's Bank of China's 1-year benchmark lending rate.	1 year	1 year
Line of Credit Facility, Date of First Required Payment																														Aug. 23, 2012
Line of Credit Facility, Interest Rate Description							RMB loans carried an interest rate equal to the People's Bank of China's 6-month benchmark lending rate.	RMB loans carried an interest rate equal to the People's Bank of China's 6-month benchmark lending rate.																						RMB loans carry an interest rate equal to 1.3 times the People's Bank of China's					RMB loans carried an interest rate equal to the People's Bank of China's 6-month benchmark lending rate.	RMB loans carried an interest rate equal to the People's Bank of China's 6-month benchmark lending rate.	RMB loans carried an interest rate equal to the People's Bank of China's 6-month benchmark lending rate.	RMB loans carried an interest rate equal to the People's Bank of China's 6-month benchmark lending rate.										RMB loans carry an interest rate equal to 1.1 times the People's Bank of China's 1-year benchmark lending rate.															RMB loans carried an interest rate equal to 1.3 times the People's Bank of China's	RMB loans carried an interest rate equal to 1.3 times the People's Bank of China's
Finite Lived Pledge Value Of Land Use Right																																									16,900,000
Line Of Credit Guarantee Description																																					The term for the guarantee is from October 26, 2012 to October 25, 2017 .	The term for the guarantee is from October 26, 2012 to October 25, 2017 .
Line of Credit Facility, Interest Rate at Period End							6.10%	6.10%				6.56%	7.93%	8.53%	7.80%	5.60%
Line Of Credit Facility,used to fund procurement																																			1,600,000	10,000,000			1,600,000	10,000,000
Line of Credit Facility expire value																																																			4,800,000	30,000,000
Line of Credit Facility addition value																																	$ 4,800,000	30,000,000																	$ 4,800,000	30,000,000